Note 13 - Transactions with Officers and Directors (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Note 13 - Transactions with Officers and Directors (Details) [Line Items]
Loans and Leases Receivable, Related Parties, Minimum Service Time	1 year
Loans and Leases Receivable, Related Parties, Basis Point Reduction	0.50%
Loans and Leases Receivable, Related Parties	$ 8,100,000	$ 7,700,000	$ 10,000,000
Loans and Leases Receivable, Related Parties, Additions	636,000	755,000
Loans and Leases Receivable, Related Parties, Collections	240,000	571,000
Director [Member]
Note 13 - Transactions with Officers and Directors (Details) [Line Items]
Loans and Leases Receivable, Related Parties, Collections		$ 2,400,000